Property, plant and equipment - Additional Information (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	CAD 16,044	CAD 49,794
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion costs	1,000
St Damase Wind Facility
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received		14
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	142,789	142,246
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	43,792	39,958
Depreciation expense	2,117	CAD 2,117
Distribution
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	2,234,243
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	CAD 587,202